Shareholders' equity (Details) - shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Brazilian residents	275,425	267,242	245,063
Foreign residents	7,223,106	7,231,289	7,253,468
Total shares	7,498,531	7,498,531	7,498,531
(-) Treasury shares	(54,386)	(62,324)	(31,510)
Total outstanding	7,444,145	7,436,207	7,467,021
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	124,804	120,850	109,718
Foreign residents	3,693,891	3,697,845	3,708,977
Total shares	3,818,695	3,818,695	3,818,695
(-) Treasury shares	(27,193)	(31,162)	(15,755)
Total outstanding	3,791,502	3,787,533	3,802,940
Preference shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	150,621	146,392	135,345
Foreign residents	3,529,215	3,533,444	3,544,491
Total shares	3,679,836	3,679,836	3,679,836
(-) Treasury shares	(27,193)	(31,162)	(15,755)
Total outstanding	3,652,643	3,648,674	3,664,081